Divestiture (Details) - U.S. Canned Milk Business [Member] - Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, net annual sales		$ 200.0
Disposal group, net proceeds received			$ 193.7
Other Operating Income (Expense) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, pre-tax gain recognized	$ 25.3